UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CORDA Investment Management, LLC
Address:  8955 Katy Freeway, Suite 200
          Houston, TX 77024-1626

Form 13F File Number:  028-14985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Schloegel
Title:    Chief Compliance Officer
Phone:    713-439-0665

Signature, Place, and Date of Signing:

      /s/ John Schloegel               Houston, TX            February 12, 2013
      ------------------               -----------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           44
                                         -----------

Form 13F Information Table Value Total:  $   262,721
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

             COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                        TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
          NAME OF ISSUER                 CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
NYSE EURONEXT                       COM              629491101      11,830     375,085          Yes        No                   x
ROYAL DUTCH SHELL PLC ADS CLASS B   SPON ADR B       780259107      11,762     165,918          Yes        No                   x
INTEL CORP                          COM              458140100      11,554     560,328          Yes        No                   x
VODAFONE GROUP PLC ADR              SPONS ADR NEW    92857W209      11,431     453,793          Yes        No                   x
MACK-CALI REALTY CORP               COM              554489104      11,300     432,788          Yes        No                   x
TOTAL S A SPONSORED ADR             SPONSORED ADR    89151E109      11,285     216,974          Yes        No                   x
SANOFI ADR                          SPONSORED ADR    80105N105      10,954     231,203          Yes        No                   x
JOHNSON & JOHNSON                   COM              478160104      10,361     147,805          Yes        No                   x
POTASH CORP                         COM              73755L107       9,441     232,022          Yes        No                   x
PEPSICO INC                         COM              713448108       9,305     135,977          Yes        No                   x
LEUCADIA NATL CORP                  COM              527288104       9,135     383,964          Yes        No                   x
SIEMENS A.G. ADR                    SPONSORED ADR    826197501       7,323      66,899          Yes        No                   x
TELEFONICA DE ESPANA SA SPONSRD ADR SPONSORED ADR    879382208       7,271     539,000          Yes        No                   x
HEALTH CARE REIT INC                COM              42217K106       7,240     118,132          Yes        No                   x
DU PONT E I DE NEMOURS & CO         COM              263534109       7,158     159,152          Yes        No                   x
EXXON MOBIL CORPORATION             COM              30231G102       7,104      82,082          Yes        No                   x
PFIZER INC                          COM              717081103       6,556     261,401          Yes        No                   x
ENERPLUS CORP                       COM              292766102       6,529     503,809          Yes        No                   x
CME GROUP INC                       COM              12572Q105       6,235     123,046          Yes        No                   x
PENN WEST PETE LTD                  COM              707887105       6,210     571,813          Yes        No                   x
PIONEER SOUTHWEST ENERGY            UNIT LP INT      72388B106       5,770     254,196          Yes        No                   x
NOVARTIS AG ADR                     SPONSORED ADR    66987V109       5,620      88,785          Yes        No                   x
PROCTER GAMBLE CO                   COM              742718109       5,353      78,853          Yes        No                   x
UNILEVER PLC ADR                    SPON ADR NEW     904767704       5,308     137,077          Yes        No                   x
WAL-MART STORES                     COM              931142103       5,173      75,819          Yes        No                   x
SPECTRA ENERGY CORP                 COM              847560109       5,150     188,083          Yes        No                   x
VERIZON COMMUNICATIONS              COM              92343V104       5,031     116,261          Yes        No                   x
MOLSON COORS BREWING CL B           CL B             60871R209       4,964     116,004          Yes        No                   x
GLAXO SMITHKLINE PLC ADR            SPONSORED ADR    37733W105       4,529     104,190          Yes        No                   x
VALLEY NATL BANCORP                 COM              919794107       4,464     479,958          Yes        No                   x
MERCK & CO INC.                     COM              58933Y105       4,383     107,053          Yes        No                   x
MCDONALDS CORP                      COM              580135101       3,544      40,176          Yes        No                   x
BANK OF NEW YORK MELLON CORP        COM              064058100       3,473     135,143          Yes        No                   x
MONDELEZ INTL INC                   CL A             609207105       3,158     124,059          Yes        No                   x
PHILIP MORRIS INTL                  COM              718172109       3,026      36,184          Yes        No                   x
CONOCOPHILLIPS CORP                 COM              20825C104       2,352      40,550          Yes        No                   x
CHEVRON CORP                        COM              166764100       2,060      19,048          Yes        No                   x
VANGUARD SHORT TERM CORP BOND ETF   SHRT-TERM CORP   92206C409       1,697      21,131          Yes        No                   x
AGL RESOURCES INC                   COM              001204106       1,649      41,255          Yes        No                   x
XCEL ENERGY INC                     COM              98389B100       1,421      53,213          Yes        No                   x
WISDOMTREE INTL DIVIDENDS EX FIN    INTL DIV EX FINL 97717W786       1,269      30,293          Yes        No                   x
GRAN TIERRA ENERGY INC              COM              38500T101       1,186     215,220          Yes        No                   x
WISDOMTREE EMERGING MARKETS EQTY    EMERG MKTS ETF   97717W315       1,084      18,962          Yes        No                   x
LINN ENERGY LLC UNITS               UNIT LTD LIAB    536020100       1,072      30,431          Yes        No                   x